BALANCE SHEET DETAILS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Write off of fully depreciated property, plant and equipment	$ 1.4	$ 2.4	$ 0.5
Accumulated depreciation related to derecognized amount of property, plant and equipment	$ 1.4	$ 2.4	$ 0.5